Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: November 12, 2024

Payment Date	11/15/2024
Collection Period Start	10/1/2024
Collection Period End	10/31/2024
Interest Period Start	10/15/2024
Interest Period End	11/14/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$117,299,212.30	$14,413,550.78	$102,885,661.52	0.472213	Oct-26
Class A-2b Notes	$117,299,212.31	$14,413,550.79	$102,885,661.52	0.472213	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$727,388,424.61	$28,827,101.57	$698,561,323.04

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$792,735,043.19	$761,285,586.92	0.619450
YSOC Amount	$62,526,410.29	$59,904,055.59
Adjusted Pool Balance	$730,208,632.90	$701,381,531.33
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$117,299,212.30	5.91000%	30/360	$577,698.62
Class A-2b Notes	$117,299,212.31	5.59981%	ACT/360	$565,623.68
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$727,388,424.61			$3,499,837.14

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$792,735,043.19	$761,285,586.92
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$730,208,632.90	$701,381,531.33
Number of Receivables Outstanding	41,929	41,178
Weighted Average Contract Rate	5.15%	5.15%
Weighted Average Remaining Term (months)	44.4	43.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,364,356.25
Principal Collections	$31,210,425.13
Liquidation Proceeds	$151,163.46
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$34,725,944.84
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$34,725,944.84

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$660,612.54	$660,612.54	$—	$—	$34,065,332.30
Interest - Class A-1 Notes	$—	$—	$—	$—	$34,065,332.30
Interest - Class A-2a Notes	$577,698.62	$577,698.62	$—	$—	$33,487,633.68
Interest - Class A-2b Notes	$565,623.68	$565,623.68	$—	$—	$32,922,010.00
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$31,002,574.00
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$30,700,171.67
First Allocation of Principal	$—	$—	$—	$—	$30,700,171.67
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$30,655,279.50
Second Allocation of Principal	$3,466,893.28	$3,466,893.28	$—	$—	$27,188,386.22
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,143,494.05
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,873,494.05
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,828,601.88
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,558,601.88
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,558,601.88
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,738,393.59
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,738,393.59
Remaining Funds to Certificates	$1,738,393.59	$1,738,393.59	$—	$—	$—
Total	$34,725,944.84	$34,725,944.84	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$62,526,410.29
Increase/(Decrease)	$(2,622,354.70)
Ending YSOC Amount	$59,904,055.59

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$730,208,632.90	$701,381,531.33
Note Balance	$727,388,424.61	$698,561,323.04
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	23	$239,031.14
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	72	$151,163.46
Monthly Net Losses (Liquidation Proceeds)			$87,867.68
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.16%
Current Collection Period			0.14%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$1,651,278.83
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	56	$1,203,816.87
60-89 Days Delinquent	0.07%	21	$525,220.87
90-119 Days Delinquent	0.01%	5	$100,660.63
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	82	$1,829,698.37

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$122,449.30
Total Repossessed Inventory		10	$239,294.44

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		26	$625,881.50
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.09%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.82	0.11%	33	0.08%